Subordinated Liabilities (Narrative) (Details) ¥ in Millions, £ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019 GBP (£) Redemptions	Jun. 30, 2019 USD ($) Redemptions	Dec. 31, 2018 GBP (£)	Jun. 30, 2019 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Issuances	£ 1,271		£ 221
Redemption of subordinated debt	3,091		£ 3,246
Barclays Securities Japan Limited [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 14
Notional amount | ¥				¥ 1,000
Number of redemptions | Redemptions	2	2
5.088% Callable Tier 2 Notes [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Issuances	£ 1,194	$ 1,500
Borrowings, interest rate				5.088%
USD Floating Rate Notes [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Issuances	77
Redemption of subordinated debt	77
14% Step-up Callable Perpetual Reserve Capital Instruments [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 3,000
Borrowings, interest rate				14.00%